GOODWILL OF THE GROUP (Details) - Schedule of Goodwill - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
ImpairmentLossRecognisedInProfitOrLossGoodwill		£ 474	£ 474
Cost	[1]	814	828
Accumulated impairment losses		(340)	(354)
Ending Balance		474	474
ImpairmentLossRecognisedInProfitOrLossGoodwill		£ 474	£ 474

[1]	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.